Income taxes - Unrecognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized deferred tax assets
Temporary differences	€ 1,716	€ 1,600
Tax losses carried forward	18,609	18,757
Tax credits	101	108
Total unrecognised	€ 20,426	20,465
FRANCE
Unrecognized deferred tax assets
Statutory limitation on use of unrecognized deferred tax assets against future tax liabilities, as a percent of annual taxable profits	50.00%
FINLAND
Unrecognized deferred tax assets
Recognized deferred tax asset	€ 2,800	2,500
UNITED STATES
Unrecognized deferred tax assets
Recognized deferred tax asset	€ 1,100	€ 1,200